Basis of Presentation and Summary of Significant Accounting Policies - Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Liabilities:
Total Liabilities:	$ 41,042	$ 14,773
Warrant Liabilities - Public Warrants
Liabilities:
Total Liabilities:	12,144
Warrant Liabilities - Private Warrants
Liabilities:
Total Liabilities:	6,031
Other Liabilities - Junior Debt Exchange [Member]
Liabilities:
Total Liabilities:	1,986
Earnout Liability - Sponsor Earnout Shares
Liabilities:
Total Liabilities:	20,881
Warrant Liabilities - Starry Warrants
Liabilities:
Total Liabilities:		14,773
Level 1
Liabilities:
Total Liabilities:	12,144
Level 1 | Warrant Liabilities - Public Warrants
Liabilities:
Total Liabilities:	12,144
Level 2
Liabilities:
Total Liabilities:	6,031
Level 2 | Warrant Liabilities - Private Warrants
Liabilities:
Total Liabilities:	6,031
Level 3
Liabilities:
Total Liabilities:	22,867	14,773
Level 3 | Other Liabilities - Junior Debt Exchange [Member]
Liabilities:
Total Liabilities:	1,986
Level 3 | Earnout Liability - Sponsor Earnout Shares
Liabilities:
Total Liabilities:	$ 20,881
Level 3 | Warrant Liabilities - Starry Warrants
Liabilities:
Total Liabilities:		$ 14,773